Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
PORTFOLIO 21 GLOBAL EQUITY FUND

(the “Fund”)

Supplement dated January 16, 2015 to the

Summary Prospectus and Prospectus

dated October 27, 2014

As was previously announced Portfolio 21 Investments (“Portfolio 21”) has entered into a transaction with Trillium Asset Management, LLC (“Trillium”) which has resulted in Trillium acquiring certain assets of Portfolio 21 and has also resulted in the investment management team from Portfolio 21 that has been responsible for managing the Fund joining Trillium.  In anticipation of the transaction, at an in-person Board meeting held on November 17-18, 2014, the Board of Trustees terminated the Investment Advisory Agreement with Portfolio 21 and approved an interim Investment Advisory Agreement with Trillium on behalf of the Fund, both actions to become effective simultaneously with the effectiveness of the transaction.  The transaction closed on December 31, 2014 and accordingly, effective January 1, 2015, Trillium is now the investment advisor of the Fund.  There has been no change in the day-to-day management of the Fund’s investment portfolio as a result of the transaction, since all persons at Portfolio 21 that were responsible for the day-to-day management of the Fund became employees of Trillium.

At the same Board meeting held November 17-18, 2014, the Board of Trustees approved a definitive Investment Advisory Agreement with Trillium on behalf of the Fund subject to shareholder approval.  Shareholders should expect to receive a proxy statement during the month of February 2015, which will provide additional information about Trillium and will discuss the basis for the Board’s approval of Trillium as the new investment advisor to the Fund.  Shareholders will be asked to approve Trillium as the Fund’s new investment advisor by proxy or by attending a Shareholder Meeting anticipated to take place on or around April 2, 2015.

Meanwhile, shareholders should note the changes outlined below to the Fund’s current Summary Prospectus and statutory Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio 21 Global Equity Fund
Expense [Heading]	rr_ExpenseHeading	Effective January 1, 2015, the following replaces the subheading titled, “Fees and Expenses of the Fund” on page 1 of the Summary Prospectus and page 1 of the statutory Prospectus:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Effective January 1, 2015, the following replaces the subheading titled, “Example” on page 1 of the Summary Prospectus and page 1 of the statutory Prospectus:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Effective January 1, 2015, the following replaces the first sentence under the subheading titled, “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 1 of the statutory Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks of companies that Trillium (the “Advisor”) believes are leaders in managing environmental risks and opportunities, have above average growth potential, and are reasonably valued.

Please retain this Supplement with your Summary Prospectus and Prospectus.

Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306